Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting Information, Additional Information [Abstract]
Segment Information	Segment Information
We operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. We have a common basis of organization and our products and services are offered globally. Considering the acquisitions made during 2020 and our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) continues to make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate and make decisions as one business segment. Product category and geographic information follows below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales. Refer to Note 4 "Revenue" for disaggregation of revenue based on product categories and customer class.

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is The Netherlands, which reported net sales of $17.8 million, $15.8 million and $15.9 million for the years ended 2020, 2019 and 2018, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

Net sales (in thousands)	2020	2019	2018
Americas:
United States	$728,577	$663,869	$632,660
Other Americas	96,880	58,121	60,359
Total Americas	825,457	721,990	693,019
Europe, Middle East and Africa	682,289	487,476	490,301
Asia Pacific, Japan and Rest of World	362,600	316,958	318,528
Total	$1,870,346	$1,526,424	$1,501,848
Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.5 million and $1.3 million as of December 31, 2020 and 2019, respectively.

Long-lived assets (in thousands)	2020	2019
Americas:
United States	$154,843	$147,027
Other Americas	2,436	3,507
Total Americas	157,279	150,534
Europe, Middle East and Africa:
Germany	304,571	229,225
Other Europe, Middle East and Africa	71,444	49,004
Total Europe, Middle East and Africa	376,015	278,229
Asia Pacific and Japan	26,078	26,480
Total	$559,372	$455,243